PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure Of Property Plant And Equipments [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$

Property, plant and equipment, net
Construction work in progress	2,316,654	725,744
Land	978,088	931,333
Buildings	3,565,602	3,663,306
Plant and equipment	3,941,918	3,984,319
Information technology equipment	39,479	41,250
Fixtures and fittings	12,822	12,288
Motor vehicles	64,695	54,744
Bearer plants	1,045	-
Other property, plant and equipment	204,510	197,087
Total net	11,124,813	9,610,071

Property, plant and equipment, gross
Construction work in progress	2,316,654	725,744
Land	978,088	931,333
Buildings	6,578,709	6,505,187
Plant and equipment	9,188,739	8,988,084
Information technology equipment	147,033	141,492
Fixtures and fittings	57,908	55,785
Motor vehicles	136,536	119,251
Bearer plants	1,350	-
Other property, plant and equipment	221,678	215,056
Total gross	19,626,695	17,681,932

Accumulated depreciation and impairment
Buildings	(3,013,107)	(2,841,881)
Plant and equipment	(5,246,821)	(5,003,765)
Information technology equipment	(107,554)	(100,242)
Fixtures and fittings	(45,086)	(43,497)
Motor vehicles	(71,841)	(64,507)
Bearer plants	(305)	-
Other property, plant and equipment	(17,168)	(17,969)
Total	(8,501,882)	(8,071,861)

Description of property, plant and equipment pledged as security for liabilities

As of December 31, 2025, there are no significant assets pledged as collateral to be disclosed in these consolidated financial statements.

Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	3,561,992	1,918,997

The disbursements commitments are mainly related to Sucuriú project.

Reconciliation of property, plant and equipment

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of December 31, 2025 and 2024
:

	Construction work in progress	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Bearer plants	Other property, plant and equipment	Total
Reconciliation of property, plant and equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2025	725,744	931,333	3,663,306	3,984,319	41,250	12,288	54,744	-	197,087	9,610,071
Changes
Additions	1,999,149	40,891	19,529	61,975	1,237	653	4,379	-	7,918	2,135,731
Disposals	-	(2,726)	(554)	(7,840)	(9)	(7)	(196)	-	(585)	(11,917)
Withdrawals	(6,865)	(571)	(3,306)	(8,980)	(173)	(33)	(384)	-	(103)	(20,415)
Depreciation	-	-	(225,723)	(403,903)	(8,727)	(2,956)	(11,709)	(305)	(1,447)	(654,770)
Impairment loss recognized in profit or loss	-	-	3,362	3,015	-	-	38	-	-	6,415
Increase (decrease) through net exchange differences	27,600	8,888	15,881	41,740	352	133	34	-	2,518	97,146
Reclassification of assets held for sale	-	(1,528)	(100)	(3,347)	-	-	(26)	-	-	(5,001)
Transfers from construction in progress closed and reclassifications	(428,974)	1,801	93,207	304,758	5,549	2,744	20,443	1,350	(878)	-
Decrease through transfers of leasing assets	-	-	-	(29,819)	-	-	(2,628)	-	-	(32,447)
Total changes	1,590,910	46,755	(97,704)	(42,401)	(1,771)	534	9,951	1,045	7,423	1,514,742
Closing balance 12-31-2025	2,316,654	978,088	3,565,602	3,941,918	39,479	12,822	64,695	1,045	204,510	11,124,813

	Construction work in progress	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Other property, plant and equipment	Total
Reconciliation of property, plant and equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2024	611,424	882,222	3,774,756	4,074,957	42,659	12,795	50,678	157,625	9,607,116
Changes
Additions	627,882	34,531	10,667	59,509	687	778	4,107	33,279	771,440
Business combination	-	29,972	274	14	-	12	-	4	30,276
Disposals	(560)	(524)	(5,091)	(1,681)	(43)	(99)	(914)	-	(8,912)
Withdrawals	(3,864)	(139)	(3,416)	(14,129)	(158)	(30)	(251)	(741)	(22,728)
Depreciation	-	-	(222,523)	(393,772)	(8,504)	(3,073)	(9,476)	(1,297)	(638,645)
Impairment loss recognized in profit or loss	-	-	(1,082)	(7,799)	(35)	(567)	-	-	(9,483)
Increase (decrease) through net exchange differences	(23,171)	(22,583)	(16,113)	(42,634)	(394)	(96)	(2,624)	(4,402)	(112,017)
Reclassification of assets held for sale	-	(3,601)	-	-	-	-	-	12,000	8,399
Transfers from construction in progress closed and reclassifications	(485,967)	11,455	125,834	322,902	7,038	2,568	15,551	619	-
Reclassification from lease to property, plant and equipment	-	-	-	292	-	-	-	-	292
Decrease through transfers of leasing assets	-	-	-	(13,340)	-	-	(2,327)	-	(15,667)
Total changes	114,320	49,111	(111,450)	(90,638)	(1,409)	(507)	4,066	39,462	2,955
Closing balance 12-31-2024	725,744	931,333	3,663,306	3,984,319	41,250	12,288	54,744	197,087	9,610,071

The depreciation expense for the years ended December 31, 2025, 2024 and 2023 is as follows:

	January-December
	2025	2024	2023
Depreciation for the years	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	591,693	584,343	535,244
Administrative expenses	29,807	30,007	29,009
Other expenses	12,143	14,709	46,122
Total	633,643	629,059	610,375

The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Bearer plants	5
Other property, plant and equipment	14

The capitalized borrowing costs are detailed in Note 12.